EXPLORATION AND EVALUATION ASSETS (Details)	6 Months Ended
	Dec. 31, 2019 USD ($) a
Reconciliation [Abstract]
Carrying amount, beginning of period	$ 2,265,121
Additions	2,119,177	[1]
Carrying amount, end of period	4,384,298	[2],[3]
Acquisition costs	1,286,890
Options costs	$ 832,287
Areas of Interest [Abstract]
Area of land owned | a	133
Piedmont Lithium Project [Member]
Areas of Interest [Abstract]
Surface area of property | a	2,162

[1]	During the six months ended December 31, 2019, the Group incurred acquisition costs of US$1,286,890 (relating to our owned properties) and option costs of US$832,287 (relating to our optioned properties) which have been capitalised as 'exploration and evaluation assets' as part of the Piedmont Lithium Project.
[2]	As at December 31, 2019, the Company owns approximately 133 acres of surface property and the associated mineral rights and has entered into exclusive option agreements with local landowners, which upon exercise, allow the Group to purchase (or in some cases long-term lease) approximately 2,162 acres of surface property and the associated mineral rights from the private landowners, which comprise the Piedmont Lithium Project. For those properties under option, no liability has been recorded for the consideration payable to landowners if the Group chooses to exercise its option (refer to Note 10 for further details of contingent liabilities).
[3]	The ultimate recoupment of costs carried for exploration and evaluation phases is dependent on the successful development and commercial exploitation or sale of the respective areas.